   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2005.

                                       REGISTRATION NOS. 333-119611 AND 811-6466
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 2                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 43                             [X]
                            ------------------------

                            ML OF NEW YORK VARIABLE
                           ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                            222 BROADWAY, 14TH FLOOR
                               NEW YORK, NY 10038
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (800) 333-6524
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on ____________ pursuant to paragraph (b) of Rule 485
      (date)

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


           EXHIBIT INDEX CAN BE FOUND ON PAGE C-16
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                      SUPPLEMENT DATED NOVEMBER    , 2005
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2005
                                      FOR
          MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (INVESTOR SERIES)

This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) (the "Contract") issued through ML of New York Variable Annuity Separate Account A. This supplement describes an optional benefit, the Guaranteed Minimum Withdrawal Benefit ("GMWB"), which may be added by rider to the Contract. The GMWB permits you to receive guaranteed minimum payments regardless of contract value each year during your lifetime (or until the death of the first owner if there are co-owners) provided you do not make withdrawals that exceed a specified Guaranteed Lifetime Amount (or "GLA"). You may elect either the GMWB or the Guaranteed Minimum Income Benefit ("GMIB"), but not both optional benefits.

You should not elect the GMWB if:

      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because those withdrawals may significantly reduce or eliminate the value of the benefit; or

      - you are interested in long-term accumulation rather than current payments; or

      -  there is a significant age disparity between co-owners.

This supplement provides information in addition to that contained in the Prospectus dated May 1, 2005 for the Contracts. It should be read in its entirety and kept together with your Prospectus for future reference.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following additional line should be added to the end of the table captioned "Periodic Charges Other Than Fund Expenses -- Annual Charge for Optional Riders" on page 3 of the Prospectus:

ANNUAL CHARGE FOR OPTIONAL RIDERS(4)

                                                                  CURRENT                MAXIMUM
GMWB(10)                                                           0.65%                  1.50%

-------------------------
(4) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.
(10) The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the GMWB. The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. We won't deduct the GMWB charge after an annuity date. For more information, see "Guaranteed Minimum Withdrawal Benefit."

                                    EXAMPLES

The following replaces the "Examples" section on pages 8 and 9 of the Prospectus in its entirety:

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current annual Contract Fee, the current Maximum Anniversary Value charge, the current GMWB charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,179                $2,101                $3,032                $5,566
  (b)          $  915                $1,316                $1,726                $3,079

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $552                 $1,660                $2,771                $5,566
  (b)           $269                 $  830                $1,426                $3,079

EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,108                $2,068                $2,860                $5,717
  (b)          $  842                $1,278                $1,529                $3,283

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $572                 $1,717                $2,860                $5,717
  (b)           $289                 $  892                $1,529                $3,283

EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $766                 $1,759                $2,927                $5,829
  (b)           $489                 $  938                $1,605                $3,433

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $587                 $1,759                $2,927                $5,829
  (b)           $305                 $  938                $1,605                $3,433

EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,813                $2,617                $3,599                $6,091
  (b)          $1,542                $1,824                $2,286                $3,604

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $615                 $1,841                $3,062                $6,091
  (b)           $320                 $  985                $1,686                $3,604

The Examples reflect the $50 contract fee as 0.05% of contract value based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Because the Contracts were not offered for sale prior to May 1, 2005, condensed financial information is not available.

                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

GENERAL. The GMWB is an optional rider available for an additional charge that offers you the ability to take withdrawals up to the Guaranteed Lifetime Amount each contract year during the accumulation period, regardless of contract value. If you do not choose to make withdrawals while this rider is in effect, the GMWB charges will not be refunded. If you elect the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. Also, for both new and existing Contracts, you may elect either the GMWB or the Guaranteed Minimum Income Benefit ("GMIB"), but not both optional benefits. If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program ("DCA Program").

ELECTING THE GMWB RIDER. For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, you may elect to add the GMWB rider on each third contract anniversary (the "GMWB Addition Dates"). You must notify our Service Center in writing if you wish to add the GMWB rider to your Contract at least three days but not more than 90 days prior to each such date and the rider will be effective on that GMWB Addition Date. The date the GMWB rider becomes effective is referred to as the GMWB Effective Date.

You may elect the GMWB rider only if you (and a co-owner) are at least 40 years old and not more than 75 years old on the GMWB Effective Date. If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person, all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants must be spouses. If there are co-owners, they also must be joint annuitants, and if there are joint annuitants, they also must be co-owners.

WITHDRAWALS. Any withdrawal under a Contract with the GMWB rider attached will be subject to the terms of the rider. You may withdraw the full amount of the GLA each contract year on or after the

GMWB Effective Date and the GMWB Base will not be reduced. We currently do not impose a surrender charge on any such withdrawals, but reserve the right to do so in the future.

Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date) your GMWB Base will increase on each contract anniversary to equal the greater of your GMWB Maximum Anniversary Value Base and your GMWB Roll-Up Base. Once you make your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on certain contract anniversaries to equal your contract value less any bonus amounts subject to recapture, if higher than your GMWB Base. (See "GMWB
Base -- GMWB MAV Base, -- GMWB Roll-Up Base, and -- Automatic Step-Up" later in this supplement.) If your GMWB Base increases, the GLA will also increase. ACCORDINGLY, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON OR DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE VALUE OF THE GMWB BENEFIT.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature ("AIF"), it will automatically terminate upon your first withdrawal.

AMOUNT OF THE WITHDRAWALS UP TO THE GLA. You can take withdrawals equal to or less than the GLA during each contract year and such withdrawals will not impact the GMWB Base or the GLA. If you choose to receive only a part of, or none of, your GLA in any given contract year, you should be aware that your GLA is not cumulative and will not increase. For example, if your GLA is $1,500 and you withdraw $1,000 one year, your GLA will not increase the next year by the $500 you did not withdraw in the current year. While the GMWB rider is in effect, we will not require a minimum contract value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would violate this requirement, we will either deny the request or terminate the Contract. All charges for this benefit will cease upon Contract termination.

EXCESS WITHDRAWALS. Within each contract year, you may also withdraw more than the GLA. The portion of any withdrawal that causes cumulative withdrawals to exceed the GLA in effect at the time of the withdrawal request is referred to as an excess withdrawal. If cumulative withdrawals in a contract year have already exceeded the GLA in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal. (See "On and After the First Withdrawal After the GMWB Effective Date" under "GMWB Base" below, for a discussion of how we treat excess withdrawals.) Any such excess withdrawal will reduce your GMWB Base, possibly to zero. EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE, YOUR GLA, YOUR ANNUITY CONTRACT VALUE AND YOUR DEATH BENEFIT, AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL.

SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS. Although cumulative withdrawals up to the GLA each contract year do not currently incur surrender charges, such withdrawals are counted toward the free withdrawal amount and for purposes of calculating the surrender charge applicable, if any, to excess withdrawals. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits -- Surrender Charge" and "Charges, Deductions, and Credits -- How the Surrender Charge Works" in your Prospectus for a discussion of how surrender charges are calculated.)

TERMINATION. You may cancel the GMWB rider on each third contract anniversary after the contract date ("GMWB Cancellation Dates"). You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that GMWB Cancellation Date. You may re-elect the GMWB rider after cancellation as described in "Electing the GMWB Rider" above. The GMWB rider will terminate upon the earliest of: (i) full surrender; (ii) annuitization (under the Contract); (iii) death of owner or co-owner; (iv) termination of the Contract; (v) change of owner resulting in termination of the rider, as discussed in "Change of Owner" below; (vi) establishment of an annuity date as described in "GMWB Settlement" below, when the GMWB Base is reduced to zero; or (vii) cancellation of the GMWB rider. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract -- Inactive Contracts" in your Prospectus.)

GMWB SETTLEMENT

If any withdrawal or deduction of fees or charges reduce the contract value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate. At that time, the remaining GLA, if any, not yet withdrawn in the current contract year, will be paid in a lump sum in accordance with applicable legal requirements. An annuity date will be established no earlier than the contract anniversary following the date of the transaction which reduces the contract value to zero. A monthly payment equal to the GLA divided by 12 will then be paid until the death of the (first) annuitant. Different payment intervals or other lifetime annuity payments acceptable to us may be used, but will result in an actuarially reduced annuity payment. Similarly, if you request a full surrender and the GLA less cumulative withdrawals during the contract year is greater than the contract value, you will receive the remaining GLA not previously withdrawn during that contract year in a lump sum and an annuity date will be set, as described immediately above. Tax consequences may apply. (See "Tax Status of the Contract -- Taxation of Annuities" in the Prospectus.)

                HOW WE DETERMINE THE GUARANTEED LIFETIME AMOUNT

Your GLA is determined by multiplying the applicable Lifetime Income Percentage by the GMWB Base (both described below). Any owner change that does not result in termination of the GMWB rider may, however, result in a change to the Lifetime Income Percentage because we base the Lifetime Income Percentage on the (younger) owner's age. Any change in the GMWB Base or the Lifetime Income Percentage will also result in a change in the GLA. THE GMWB BASE IS USED ONLY TO CALCULATE THE GLA AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, SURRENDER VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

LIFETIME INCOME PERCENTAGE

The initial Lifetime Income Percentage is determined based on your age (or the age of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.

------------------------------------------------------------------------------
  AGE OF (YOUNGER) OWNER WHEN FIRST
 WITHDRAWAL IS TAKEN ON OR AFTER THE
         GMWB EFFECTIVE DATE                  LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                40-44                                    3.5%
------------------------------------------------------------------------------
                45-49                                    4.0%
------------------------------------------------------------------------------
                50-54                                    4.5%
------------------------------------------------------------------------------
                55-59                                    5.0%
------------------------------------------------------------------------------
                60-64                                    5.5%
------------------------------------------------------------------------------
                65-69                                    6.0%
------------------------------------------------------------------------------
                70-74                                    6.5%
------------------------------------------------------------------------------
                 75+                                     7.0%
------------------------------------------------------------------------------

GMWB BASE

   ON THE GMWB EFFECTIVE DATE

If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value, less any bonus amounts subject to recapture, on the GMWB Effective Date.

   PRIOR TO THE FIRST WITHDRAWAL AFTER THE GMWB EFFECTIVE DATE

Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB Maximum Anniversary Value (MAV) Base and the GMWB Roll-Up Base.

   GMWB MAV Base: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

      (a) is the GMWB Base on the GMWB Effective Date, and is the contract value, less any bonus amounts subject to recapture, on each contract anniversary thereafter; and

      (b)  is the sum of all additional premiums since that date.

As long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you make your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

   GMWB Roll-Up Base: The GMWB Roll-Up Base equals the sum of (a) plus (b) where:

      (a) is the GMWB Base on the GMWB Effective Date with interest compounded daily at an annual rate of 5%; and

      (b) is the sum of all additional premiums from the GMWB Effective Date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5%.

Interest will accrue until the earlier of the date you make your first withdrawal after the GMWB Effective Date and the 10th contract anniversary after the GMWB Effective Date. No interest will accrue thereafter for purposes of determining the GMWB Roll-Up Base.

        EXAMPLE: To help understand how the GMWB Base and Lifetime Income Percentage values are calculated, assume that you are age 58 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the seventh contract anniversary. The Lifetime Income Percentage locks in at 6% since you are age 65 at the time of the first withdrawal. Your GMWB Roll-Up Base has grown with 5% interest each year to $140,710. The GMWB Base will then equal the greater of this amount or the contract value on any contract anniversary (the GMWB MAV Base). The Guaranteed Lifetime Amount will equal $140,710 X .06 = $8,442.60.

   ON AND AFTER THE FIRST WITHDRAWAL AFTER THE GMWB EFFECTIVE DATE

When the cumulative withdrawals during a contract year, including the current withdrawal, are not in excess of the GLA, the GMWB Base will equal the GMWB Base immediately prior to such withdrawal. The GMWB Base on and after any excess withdrawal will equal the lesser of (i) the GMWB Base immediately prior to such withdrawal less the adjusted excess withdrawal; and (ii) the contract value after the withdrawal. If the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value on that date prior to the withdrawal.

        An adjusted excess withdrawal equals the excess withdrawal multiplied by an adjustment factor. The adjustment factor is calculated by dividing the GMWB Base by the contract value where both values are determined immediately prior to such withdrawal.

   AUTOMATIC STEP-UP

On each third contract anniversary after the first withdrawal, if the contract value, less any bonus amounts subject to recapture, is greater than the GMWB Base, the GMWB Base will be stepped-up to equal such contract value, less any bonus amounts subject to recapture. The GMWB charge percentage will not change as a result of any step-up.

                                  GMWB CHARGE

If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.65%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. If the GMWB Base increases as a result of any step-up or roll up, there will be a corresponding increase to the GMWB charge. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the contract value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your contract value is invested.

FOR AN EXAMPLE OF THE OPERATION OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT, SEE THE ATTACHED APPENDIX.

                     ALLOCATION GUIDELINES AND RESTRICTIONS

If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain Asset Allocation models to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future.

REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are as follows:

--------------------------------------------------------------------------------------------------
      INVESTMENT CATEGORY                                     SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             AIM V.I. Basic Value, AllianceBernstein Value, American
                                      Century VP Ultra(R), American Funds -- AFIS Growth, American
                                      Funds -- AFIS Growth-Income, Davis Value, Dreyfus VIF
                                      Appreciation, Federated Capital Appreciation II, Mercury
                                      Basic Value V.I., Mercury Equity Dividend, Mercury
                                      Fundamental Growth V.I., Mercury Index 500 V.I., Mercury
                                      Large Cap Core V.I., Mercury Large Cap Growth V.I., Mercury
                                      Large Cap Value V.I., Oppenheimer Capital Appreciation/ VA,
                                      Oppenheimer Main Street/VA(R), Pioneer Fund VCT, Roszel/
                                      Lord Abbett Affiliated, Roszel/Allianz CCM Capital
                                      Appreciation, Van Kampen Comstock
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM V.I. Mid Cap Core Equity, Federated Kaufmann II, Mercury
                                      Mid Cap Value Opportunities, Premier VIT OpCap Renaissance,
                                      Roszel/Lord Abbett Mid Cap Value, Roszel/Seligman Mid Cap
                                      Growth
--------------------------------------------------------------------------------------------------
Small Cap                             AllianceBernstein Small/Mid Cap Value, Mercury Small Cap
                                      Index, Mercury Value Opportunities V.I., Oppenheimer Main
                                      Street Small Cap/VA(R), Pioneer Small Cap Value VCT,
                                      Roszel/Delaware Trend, Roszel/JP Morgan Small Cap Growth,
                                      Roszel/Allianz NFJ Small Cap Value, Wanger U.S. Smaller
                                      Companies
--------------------------------------------------------------------------------------------------
International                         American Funds -- AFIS International, Franklin Templeton VIP
                                      Foreign Securities, Franklin Templeton VIP Growth
                                      Securities, Mercury Global Small Cap, Mercury International
                                      Index, Mercury International Value V.I.
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers Realty, PIMCO CommodityRealReturn
--------------------------------------------------------------------------------------------------
Money Market                          Mercury Domestic Money Market V.I. Fund
--------------------------------------------------------------------------------------------------

There are subaccounts in other investment categories not listed above available under the Contract. You may allocate your remaining contract value to any of these other subaccounts. You may reallocate premiums provided the resulting allocation continues to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate contract value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

You must choose a periodic rebalancing date from the 1st through the 28th day of the month. Your first rebalancing date must be within 95 days from the GMWB Effective Date. You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected. We will automatically rebalance your contract value on a GMWB Addition Date and quarterly thereafter in accordance with these instructions. You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your contract value that complies with the Allocation Guidelines and Restrictions. If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated. Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following Asset Allocation models: Income, Income & Growth, and Growth. At any time, you may select a different Asset Allocation model referenced above, provided the model you choose is still permitted to satisfy the Allocation Guidelines and Restrictions. We will notify you if an Asset Allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in an Asset Allocation Program or if we notify you that the Asset Allocation Program you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply, and we will schedule the first rebalancing to occur on the first day of the next calendar month. Your contract value will then be rebalanced to the same subaccounts of the Asset Allocation model you previously selected, and with the percentages that existed for that Asset Allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your contract value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

                                CHANGE OF OWNER

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:

        i. a spouse of the current owner is added as co-owner and is at least 40 years old and not older than 75 years old on the GMWB Effective Date; or

        ii.  a spouse of the current owner is removed as an owner; or

        iii. as the result of the creation or termination of a trust, the life (or lives) upon which GLA payments are based has not changed; or

        iv. while the GMWB is still available, an eligible spousal beneficiary who was at least age 40 on the GMWB Effective Date becomes the owner.

If an eligible spousal beneficiary becomes the owner and the GMWB rider is still available, we currently reset the GMWB Base to equal the greater of the contract value, less any bonus amounts subject to recapture, and the prior GMWB Base on the spousal continuation date. The Lifetime Income Percentage and GLA will then be determined based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

                       BENEFIT AVAILABLE ON MATURITY DATE

If the maturity date occurs while the rider is in effect, we will make the GLA available each contract year through monthly payments equal to the GLA divided by 12, payable until the death of the (first) annuitant.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

                                TAX CONSEQUENCES

The following is added after the last sentence in the section of the Prospectus captioned "Tax Status of the Contract -- Taxation of Annuities -- Withdrawals and Surrenders."

However, if you purchase the GMWB rider and you take a withdrawal or other distribution from your Contract and the contract value has not been reduced to zero, the amount in excess of the greater of:

          (1) contract value or

          (2) GMWB Base

over your investment in the Contract will be treated by us as a taxable distribution.

                                 *     *     *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.

APPENDIX-- EXAMPLE OF GMWB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class Contract with an initial premium of $100,000 on November 1, 2005 at the age of 62. You select the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on December 15, 2008 at the age of 65 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount
(GLA) and GMWB Base, based on HYPOTHETICAL Contract Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

                                              TRANSACTIONS
                                           -------------------
DATE                                        PREM.     WITHDR.
--------------------------------------------------------------
11/1/2005  THE CONTRACT IS ISSUED          $100,000
           The Lifetime Income Percentage
           is 5.5% if a withdrawal were
           to be taken.
11/1/2008  THIRD CONTRACT ANNIVERSARY
           Assume Contract Value
           increased by $20,000 due to
           positive investment
           performance and that this is
           the highest anniversary value
           since issue. The Lifetime
           Income Percentage is now 6.0%
           since You are age 65 and You
           have not taken any previous
           withdrawals.
11/10/2008 OWNER TAKES A $7,200                       $ 7,200
           WITHDRAWAL
           Assume Contract Value
           decreased by $14,800 due to
           negative investment
           performance. No adjustments
           apply since withdrawals have
           not exceeded the GLA during
           the Contract Year.
6/14/2009  OWNER TAKES A $40,000                      $40,000
           WITHDRAWAL
           Assume Contract Value
           increased by $2,000 due to
           positive investment
           performance. Previous
           withdrawal equaled the GLA so
           entire withdrawal is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before withdrawal)
           -----------------------------
           Contract Value before
           withdrawal
           = ($40,000) x ($120,000 /
           $100,000) = $20,000 x (6/5)
           = $48,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Contract Value after excess
           w/d)
           = Min ($120,000 -- $48,000,
           $60,000) = $60,000
11/1/2009  FOURTH CONTRACT ANNIVERSARY
           Assume Contract Value
           increased by $5,000 due to
           positive investment
           performance.
           Since the Contract Value is
           greater than the GMWB Base,
           the GMWB Base is reset to the
           higher value.
8/25/2010  OWNER TAKES A $39,900                      $39,900
           WITHDRAWAL
           Assume Contract Value
           decreased by $9,100 due to
           negative investment
           performance.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before withdrawal)
           ----------------------------
           Contract Value before
           withdrawal
           = ($39,900 -$3,900) x ($65,000
           / ($55,900 -$3,900)) = $36,000
           x (5/4)
           = $45,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Contract Value after excess
           w/d)
           = Min ($65,000 -- $45,000,
           $55,900 -- $39,900) = $16,000
           = Min ($20,000, $16,000) =
           $16,000
11/1/2017  TWELFTH CONTRACT                           $   800
           ANNIVERSARY -- OWNER REQUESTS
           A $800 WITHDRAWAL
           Assume withdrawals equal to
           the GLA have been taken each
           Contract Year and the
           Automatic Step-Up has not
           changed the GMWB Base. Assume
           Contract Value has decreased
           $15,200 due to withdrawals and
           negative investment
           performance. You receive the
           remaining $800 of Contract
           Value and the Company pays You
           an additional $160 The GMWB
           Rider and the Contract
           terminate. Lifetime monthly
           payments of $960/12 = $80 are
           established with an Annuity
           Date of 11/1/2018.


           CONTRACT     GMWB
DATE        VALUE       BASE      GLA
---------
11/1/2005  $100,000   $100,000   $5,500
11/1/2008  $120,000   $120,000   $7,200
11/10/200  $ 98,000   $120,000   $7,200
6/14/2009  $ 60,000   $ 60,000   $3,600
11/1/2009  $ 65,000   $ 65,000   $3,900
8/25/2010  $ 16,000   $ 16,000   $  960
11/1/2017  $     --         *GMWB RIDER
                            TERMINATED*

     This registration statement incorporates by reference the prospectus and statement of additional information dated May 1, 2005 for the Contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-119611) filed on April 28, 2005.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2004 and for the two
                    years ended December 31, 2004 and the Notes relating
                    thereto appear in the Statement of Additional Information.
      (2)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2004 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information.
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
      (2)          Not Applicable.
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
      (4) (a)      Form of Contract and Schedule Pages for the Flexible Premium
                    Individual Deferred Variable Annuity. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed March 8, 2005.)
          (b)      Guaranteed Minimum Income Benefit Rider and Schedule Pages.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
          (c)      Guaranteed Minimum Death Benefit Rider and Schedule Pages.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
          (d)      Bonus Endorsement and Schedule Pages. (Incorporated by
                    Reference to Registrant's Pre-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed March 8, 2005.)
          (e)      Spousal Beneficiary Continuation Endorsement. (Incorporated
                    by Reference to Registrant's Pre-Effective Amendment No. 1
                    to Form N-4, Registration No. 333-119611 Filed March 8,
                    2005.)
          (f)      Guaranteed Minimum Withdrawal Benefit Rider and Schedule
                    pages.
      (5)          Form of Application for the Flexible Premium Individual
                    Deferred Variable Annuity (to be filed by amendment).
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996.)
          (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996.)
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    filed December 9, 1996.)
      (7)          Not Applicable.

      (8) (a)      Amended General Agency Agreement. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994.)
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996.)
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (f)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996.)
          (g)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996.)
          (h)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (i)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc., Merrill Lynch Life Insurance
                    Company, ML Life Insurance Company of New York, and Family
                    Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994).
          (j)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company
                    of New York (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (k)      Participation Agreement By And Among AIM Variable Insurance
                    Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 11 to Form N-4,
                    Registration No. 33-43654 Filed April 23, 1997).
          (l)      Amendment to the Participation Agreement By and Among AIM
                    Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                    ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-34894 Filed April 17, 2000).
          (m)      Form of Participation Agreement Among ML Life Insurance
                    Company of New York, Alliance Capital Management L.P., and
                    Alliance Fund Distributors, Inc. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (n)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12
                    to Form N-4, Registration No. 33-43654 Filed May 1, 1998).

          (o)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (p)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (q)      Form of Participation Agreement Between Merrill Lynch,
                    Pierce, Fenner & Smith Incorporated and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (r)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (s)      Amendment to the Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. Dated June 5,
                    1998. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 2000).
          (t)      Amendment to the Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. Dated July 22,
                    1999. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 15 to Form N-4, Registration
                    No. 33-43654 Filed May 1, 2000).
          (u)      Form of Participation Agreement Between American Century
                    Investment Services, Inc. and ML Life Insurance Company of
                    New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 17 to Form N-4, Registration
                    No. 33-43654 Filed April 30, 2001).
          (v)      Form of Participation Agreement Between Davis Variable
                    Account Fund, Inc. and ML Life Insurance Company of New
                    York (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (w)      Form of Participation Agreement Between ML Life Insurance
                    Company of New York and PIMCO Variable Insurance Trust.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (x)      Form of Participation Agreement Between Federated Securities
                    Corp., Insurance Series, and ML Life Insurance Company of
                    New York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 333-34894 Filed April 23, 2004.)
          (y)      Form of Participation Agreement Between PIMCO Advisors VIT,
                    OCC Distributors LLC, and ML Life Insurance Company of New
                    York. (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 5 to Form N-4, Registration
                    No. 333-34894 Filed April 23, 2004.)
          (z)      Form of Participation Agreement Between Van Kampen Life
                    Investment Trust and ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000.)
          (aa)     Form of Participation Agreement between OppenheimerFunds,
                    Inc., Oppenheimer Variable Accounts Funds, and ML Life
                    Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)

          (bb)     Form of Participation Agreement between Franklin Templeton
                    Distributors, Inc. and ML Life Insurance Company of New
                    York. (Incorporated by reference to Merrill Lynch Life
                    Variable Annuity Separate Account D 's Pre-Effective
                    Amendment No. 1 to the Registration Statement on Form N-4,
                    Registration No. 333-98283 Filed June 3, 2003.)
          (cc)     Form of Participation Agreement between American Funds
                    Insurance Series, Capital Research and Management Company,
                    and ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed April 28,
                    2005.)
          (dd)     Form of Participation Agreement between Cohen & Steers VIF
                    Realty Fund, Inc., Cohen & Steers Securities, LLC, and ML
                    Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 1 to
                    Form N-4, Registration No. 333-119611 Filed April 28,
                    2005.)
          (ee)     Form of Participation Agreement between Dreyfus Variable
                    Investment Fund, The Dreyfus Corporation, and ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (ff)     Form of Participation Agreement between Eaton Vance Variable
                    Trust, Easton Vance Distributors, Inc., and ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (gg)     Form of Participation Agreement between Federated Equity
                    Funds, Federated Securities Corp., and ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (hh)     Form of Participation Agreement between Franklin Templeton
                    Variable Insurance Products Trust, Franklin/Templeton
                    Distributors, Inc., Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated, and ML Life Insurance Company of New York.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed April 28, 2005.)
          (ii)     Form of Participation Agreement between Pioneer Variable
                    Contracts Trust, Pioneer Investment Management, Inc.,
                    Pioneer Funds Distributor, Inc., and ML Life Insurance
                    Company of New York. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
          (jj)     Form of Participation Agreement between Wagner Advisors
                    Trust, Columbia Funds Distributor, Inc., and ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                    Registration No. 333-119611 Filed April 28, 2005.)
      (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                    to the legality of the securities being registered.
                    (Incorporated by Reference to Registrant's Pre-Effective
                    Amendment No. 1 to Form N-4, Registration No. 333-119611
                    Filed March 8, 2005.)
     (10) (a)      Written Consent of Sutherland Asbill & Brennan LLP (to be
                    filed by amendment).
          (b)      Written Consent of Deloitte & Touche LLP, independent
                    registered public accounting firm (to be filed by
                    amendment).
          (c)      Written Consent of Barry G. Skolnick, Esq. (to be filed by amendment).
     (11)          Not Applicable.
     (12)          Not Applicable.
     (13) (a)      Power of Attorney from Frederick J.C. Butler. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                    to Form N-4, Registration No. 33-43654 Filed March 2,
                    1994.)

          (b)      Power of Attorney from Robert L. Israeloff. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (c)      Power of Attorney from Cynthia L. Kahn. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (d)      Power of Attorney from Robert A. King. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (e)      Power of Attorney from Irving M. Pollack. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (f)      Power of Attorney from Barry G. Skolnick. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 4 to
                    Form N-4, Registration No. 33-43654 Filed March 2, 1994.)
          (g)      Power of Attorney from Richard M. Drew. (Incorporated by
                    Reference to Registrant's Form N-4, Registration No.
                    333-34894 Filed April 17, 2000.)
          (h) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to ML Life Insurance Company of New York's
                    Annual Report on Form 10-K, filed April 2, 2001.)
          (i)      Power of Attorney from H. McIntyre Gardner. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (j)      Power of Attorney from Joseph Justice. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (k)      Power of Attorney from Nikos Kardassis. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (l)      Power of Attorney from Lori M. Salvo. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-69220 Filed September 10, 2001.)
          (m)      Power of Attorney from Deborah J. Adler. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-34894 Filed April 22, 2003.)
          (n) Power of Attorney from Concetta M. Ruggiero. (Incorporated by Reference to Registrant's Registration Statement on Form
                    N-4, File No. 333-34894 Filed April 22, 2003.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 2(nd) Floor,                    Chief Actuary.
                                 Pennington, NJ 08534
Frederick J.C. Butler            Bentley Associates LP         Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372
H. McIntyre Gardner              4 World Financial Center      Director and Chairman of the Board.
                                 31(st) Floor, Room 042
                                 New York, NY 10281
Christopher J. Grady             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apt 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1300 Merrill Lynch Drive,     Director, Senior Vice President,
                                 2(nd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Nikos K. Kardassis               800 Scudders Mill Road - 3D   Director, President and Chief
                                 Plainsboro, NJ 08536            Executive Officer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             800 Scudders Mill Road - 3D   Director and Senior Vice President.
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,     Director, Vice President, Chief
                                 2(nd) Floor,                    Compliance Officer, Senior
                                 Pennington, NJ 08534            Counsel, Director of Compliance
                                                                 and Secretary.
Cynthia Kahn Sherman             4104 Gulf Shore Blvd. North   Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1300 Merrill Lynch Drive,     Director, Senior Vice President and
                                 2(nd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Mark Buchinsky                   1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill Road - 3D   Senior Vice President.
                                 Plainsboro, New Jersey 08536
Scott Edblom                     1300 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Amy L. Ferrero                   4804 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.
Elizabeth Garrison               1300 Merrill Lynch Drive,     Vice President and Controller.
                                 2(nd) Floor,
                                 Pennington, NJ 08534

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Frances C. Grabish               1300 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Radha Lakshminarayanan           1300 Merrill Lynch Drive,     Vice President and Corporate
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,     Vice President and Appointed
                                 2(nd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Paul Michalowski                 1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Terry L. Rapp                    1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1300 Merrill Lynch Drive,     Vice President.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,     Vice President and Counsel.
                                 2(nd) Floor,
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 2(nd) Floor,                    Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246

---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 22, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..................................    Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....    Delaware
     Merrill Lynch Life Agency Inc. (2).....................    Washington
     Merrill Lynch Professional Clearing Corp. (3)..........    Delaware
  Merrill Lynch Capital Services, Inc. .....................    Delaware
     Merrill Lynch Commodities, Inc. .......................    Delaware
       Merrill Lynch Commodities (Europe) Holdings
          Limited...........................................    England
          Merrill Lynch Commodities (Europe) Limited........    England
            Merrill Lynch Commodities (Europe) Trading
               Limited......................................    England
            Merrill Lynch Commodities GmbH..................    Germany
  Merrill Lynch Government Securities, Inc. ................    Delaware
     Merrill Lynch Money Markets Inc. ......................    Delaware
  Merrill Lynch Group, Inc. ................................    Delaware
     Investor Protection Insurance Company..................    Vermont
     Merrill Lynch Credit Reinsurance Limited...............    Bermuda
     FAM Distributors, Inc. ................................    Delaware
     Merrill Lynch Investment Managers Group Limited (4)....    England
       Merrill Lynch Investment Managers (Channel Island)
          Limited (4).......................................    England
       Merrill Lynch Investment Managers (Dublin) Limited
          (4)...............................................    Ireland
       Merrill Lynch Investment Managers Limited (Australia)
          (4)...............................................    Australia
       Merrill Lynch Pensions Limited.......................    England
       Merrill Lynch Investment Managers (Isle of Man)
          Holdings Limited (4)..............................    Isle of Man
            Merrill Lynch Fund Managers (Isle of Man)
               Limited......................................    Isle of Man
       Merrill Lynch Investment Managers Holdings Limited...    England
       Merrill Lynch Investment Managers Limited............    England
            Merrill Lynch Fund Managers Limited.............    England
            Merrill Lynch Investment Managers Societa di
               Gestione del Risparmio S.p.A. ...............    Italy
            Merrill Lynch Investment Managers International
               Limited......................................    England
     Princeton Services, Inc. ..............................    Delaware
       Fund Asset Management, L.P. (5)......................    Delaware
            IQ Investment Advisors LLC......................    Delaware
       Merrill Lynch Investment Managers, L.P. (5)..........    Delaware
            Merrill Lynch Investment Managers, LLC..........    Delaware
            Merrill Lynch Alternative Investments LLC.......    Delaware
       Princeton Administrators, L.P. (5)...................    Delaware
     Merrill Lynch Bank & Trust Co. ........................    New Jersey
       Financial Data Services, Inc. .......................    Florida
            ML Mortgage Holdings Inc. ......................    Delaware
     Merrill Lynch Insurance Group, Inc. ...................    Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Life Insurance Company.................    Arkansas
       ML Life Insurance Company of New York................    New York
       Roszel Advisors, LLC.................................    Delaware
     Merrill Lynch International Finance Corporation........    New York
       Merrill Lynch International Bank Limited.............    England
            Majestic Acquisitions Limited...................    England
               Mortgage Holdings Limited....................    England
                 Mortgages PLC..............................    England
                 Genesis Home Loans PLC.....................    England
                 Mortgages 1 Limited........................    England
            Merrill Lynch Bank (Suisse) S.A. ...............    Switzerland
               MLBS Fund Management S.A. ...................    Switzerland
       Merrill Lynch Group Holdings Limited.................    Ireland
            Merrill Lynch Capital Markets Bank Limited......    Ireland
     Merrill Lynch Diversified Investments, Inc. ...........    Delaware
          Merrill Lynch Credit Products, L.L.C. ............    Delaware
            Merrill Lynch Mortgage Capital Inc. ............    Delaware
               Merrill Lynch Mortgage Lending, Inc. ........    Delaware
               Wilshire Credit Corporation..................    Delaware
     Merrill Lynch Trust Company, FSB.......................    Federal
     MLDP Holdings, Inc. ...................................    Delaware
       Merrill Lynch Derivatives Products AG................    Switzerland
     ML IBK Positions, Inc. ................................    Delaware
       Merrill Lynch PCG, Inc. .............................    Delaware
       Merrill Lynch Capital Corporation....................    Delaware
     ML Leasing Equipment Corp. (6).........................    Delaware
     Merrill Lynch Canada Holdings Company..................    Nova Scotia
       Merrill Lynch Canada Finance Company.................    Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................    Ontario
            Merrill Lynch Financial Assets Inc. ............    Canada
            Merrill Lynch Canada Inc. ......................    Canada
  Merrill Lynch Bank USA....................................    Utah
     MLBUSA Funding Corporation.............................    Delaware
     Merrill Lynch Business Financial Services Inc. (7).....    Delaware
     Merrill Lynch Credit Corporation.......................    Delaware
       Merrill Lynch NJ Investment Corporation..............    New Jersey
     Merrill Lynch Utah Investment Corporation..............    Utah
     Merrill Lynch Community Development Company, LLC.......    New Jersey
     Merrill Lynch Commercial Finance Corp. ................    Delaware
     Merrill Lynch Private Finance Inc. ....................    Delaware
  Merrill Lynch International Incorporated..................    Delaware
     Merrill Lynch Futures (Hong Kong) Limited..............    Hong Kong
     Merrill Lynch Taiwan Limited...........................    Taiwan
     Merrill Lynch International Bank.......................    Federal

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Reinsurance Solutions LTD................    Bermuda
     Merrill Lynch (Australasia) Pty Limited................    New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........    Victoria, Australia
       Merrill Lynch Markets (Australia) Pty Limited........    New South Wales, Australia
            Merrill Lynch Private (Australia) Limited.......    Victoria, Australia
            Merrill Lynch Equities (Australia) Limited......    Victoria, Australia
            Berndale Securities Limited.....................    Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited....................................    New South Wales, Australia
            Merrill Lynch International (Australia) Pty
               Limited......................................    New South Wales, Australia
               Merrill Lynch (Australia) Futures Limited....    New South Wales, Australia
               Merrill Lynch Private (Australia) Limited....    New South Wales, Australia
     Merrill Lynch International Holdings Inc. .............    Delaware
       PT Merrill Lynch Indonesia...........................    Indonesia
       Merrill Lynch Bank and Trust Company (Cayman)            Cayman Islands, British West
          Limited...........................................      Indies
            Institucion Financiera Externa Merrill Lynch
               Bank (Uruguay) S.A. .........................    Uruguay
            Merrill Lynch Espanola Agencia de Valores
               S.A. ........................................    Spain
          Merrill Lynch Capital Markets AG (8)..............    Switzerland
          Merrill Lynch Europe PLC..........................    England
            Merrill Lynch Asset Management U.K. Limited.....    England
            Merrill Lynch Global Asset Management Limited...    England
            Merrill Lynch, Pierce, Fenner & Smith Limited...    England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. .......................    Luxembourg
            ML UK Capital Holdings (9)......................    England
               Merrill Lynch International (10).............    England
            Merrill Lynch Capital Markets Espana S.A.,
               S.V. ........................................    Spain
            Merrill Lynch (Singapore) Pte. Ltd. (11)........    Singapore
          Merrill Lynch South Africa (Pty) Ltd. (12)........    South Africa
          Merrill Lynch Mexico, S.A. de C.V., Casa de
            Bolsa...........................................    Mexico
          Merrill Lynch Argentina S.A. .....................    Argentina
          Merrill Lynch Pierce Fenner & Smith de Argentina
            S.A.F.M. y de M.................................    Argentina
          Banco Merrill Lynch de Investimentos S.A. ........    Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios..........................    Brazil
          Merrill Lynch S.A. ...............................    Luxembourg
          Merrill Lynch Europe Ltd. ........................    Cayman Islands, British West
                                                                  Indies
          Merrill Lynch France S.A.S. ......................    France
            Merrill Lynch Capital Markets (France)
               S.A.S. ......................................    France

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch, Pierce, Fenner & Smith SAS.......    France
          Merrill Lynch (Asia Pacific) Limited..............    Hong Kong
            Merrill Lynch Far East Limited..................    Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............    Japan
          Merrill Lynch Japan Finance Co., Ltd. ............    Japan
  Herzog, Heine, Geduld, LLC................................    Delaware
  Merrill Lynch Financial Markets Inc. .....................    Delaware

---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly  named affiliates  and subsidiaries  that engage  in the  sale of
     insurance  and  annuity   products  are  incorporated   in  various   other
     jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.

 (6) This corporation has 31 direct and indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (7) Also conducts business under the name "Merrill Lynch Capital."

 (8) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."

 (9) Held through intermediate subsidiaries.

(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.

(12) Held through intermediate subsidiaries.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of August 12, 2005 was 15.

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------               -----------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
James P. Gorman                             Director, Chairman of the Board and Chief
                                              Executive Officer
Do Woo Kim                                  Director and Executive Vice President
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer

---------------

     Business address for  all persons listed:   4 World  Financial Center,  New
York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 14(th) Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c)   Registrant  undertakes   to  deliver  any   statement  of  additional
information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 11th day of October, 2005.

                                           ML of New York Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                     (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
        -------------------------------------  -----------------------------------------
        Frances C. Grabish                         Barry G. Skolnick
        Vice President and Senior Counsel          Senior Vice President and General Counsel

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on October 6, 2005.

                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Senior Vice President,
---------------------------------------------    Chief Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director and Senior Vice President
---------------------------------------------
            Concetta M. Ruggiero

                      *                        Director, Vice President, Chief Compliance
---------------------------------------------    Officer, Senior Counsel, Director of
                Lori M. Salvo                    Compliance, and Secretary

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                            DESCRIPTION
-------                            -----------
(4)(f)     Guaranteed Minimum Withdrawal Benefit Rider and Schedule
           Pages.